Baird Mid Cap Growth Fund
Schedule of Investments, March 31, 2023 (Unaudited)
			% of
	Shares	Value	Net Assets
Common Stocks

Aerospace & Defense
HEICO Corp.	253,871	$43,422,096	2.0%
Air Freight & Logistics
GXO Logistics, Inc. (1)	405,479	20,460,470	0.9%
Automobile Components
Aptiv PLC (1)	280,533	31,472,997	1.4%
Banks
Pinnacle Financial Partners, Inc.	347,019	19,141,568	0.9%
Beverages
Boston Beer Co., Inc. (1)	91,771	30,165,128	1.4%
Building Products
Trex Co., Inc. (1)	610,361	29,706,270	1.4%
Capital Markets
MarketAxess Holdings, Inc.	56,067	21,938,457	1.0%
MSCI, Inc.	92,341	51,682,334	2.4%
		73,620,791	3.4%
Commercial Services & Supplies
Copart, Inc. (1)	644,676	48,486,082	2.2%
Communications Equipment
Arista Networks, Inc. (1)	265,340	44,539,972	2.0%
Distributors
Pool Corp.	139,208	47,670,387	2.2%
Electrical Equipment
Generac Holdings, Inc. (1)	189,179	20,433,224	0.9%
Electronic Equipment, Instruments, & Components
CDW Corp.	250,549	48,829,495	2.2%
Keysight Technologies, Inc. (1)	283,294	45,746,315	2.1%
		94,575,810	4.3%
Financial Services
Euronet Worldwide, Inc. (1)	336,051	37,604,107	1.7%
Jack Henry & Associates, Inc.	289,075	43,569,384	2.0%
		81,173,491	3.7%
Food Products
Lamb Weston Holdings, Inc.	361,068	37,738,827	1.7%
Ground Transportation
J.B. Hunt Transport Services, Inc.	194,266	34,085,912	1.6%
Health Care Equipment & Supplies
Align Technology, Inc. (1)	111,855	37,375,230	1.7%
DexCom, Inc. (1)	389,632	45,267,446	2.1%
IDEXX Laboratories, Inc. (1)	103,868	51,942,309	2.4%
Insulet Corp. (1)	142,249	45,371,741	2.1%
ResMed, Inc.	142,827	31,277,685	1.4%
		211,234,411	9.7%
Health Care Technology
Doximity, Inc. (1)	905,552	29,321,774	1.4%
Hotels, Restaurants, & Leisure
Chipotle Mexican Grill, Inc. (1)	22,167	37,867,664	1.7%
Household Durables
DR Horton, Inc.	363,981	35,557,304	1.6%
Insurance
Kinsale Capital Group, Inc.	120,398	36,137,460	1.7%
IT Services
EPAM Systems, Inc. (1)	126,858	37,930,542	1.7%
Globant SA (1)	273,157	44,800,480	2.1%
		82,731,022	3.8%
Life Sciences Tools & Services
ICON PLC (1)	216,667	46,277,904	2.1%
Repligen Corp. (1)	196,969	33,161,701	1.5%
		79,439,605	3.6%
Machinery
Graco, Inc.	487,841	35,617,271	1.6%
IDEX Corp.	200,832	46,398,217	2.1%
Ingersoll Rand, Inc.	770,080	44,803,254	2.1%
RBC Bearings, Inc. (1)	165,809	38,588,729	1.8%
		165,407,471	7.6%
Oil, Gas, & Consumable Fuels
Diamondback Energy, Inc.	258,276	34,911,167	1.6%
Pharmaceuticals
Catalent, Inc. (1)	481,023	31,608,021	1.5%
Professional Services
Broadridge Financial Solutions, Inc.	306,474	44,919,894	2.1%
CoStar Group, Inc. (1)	479,566	33,018,119	1.5%
		77,938,013	3.6%
Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp. (1)	356,773	34,071,822	1.6%
Monolithic Power Systems, Inc.	70,607	35,341,628	1.6%
SolarEdge Technologies, Inc. (1)	95,572	29,049,109	1.3%
		98,462,559	4.5%
Software
ANSYS, Inc. (1)	128,315	42,703,232	2.0%
Cadence Design System, Inc. (1)	209,310	43,973,938	2.0%
NCR Corp. (1)	508,219	11,988,886	0.5%
Paycom Software, Inc. (1)	135,747	41,268,446	1.9%
PTC, Inc. (1)	223,886	28,708,902	1.3%
Synopsys, Inc. (1)	114,969	44,406,776	2.0%
Tyler Technologies, Inc. (1)	108,872	38,610,366	1.8%
		251,660,546	11.5%
Specialty Retail
Five Below, Inc. (1)	214,513	44,183,242	2.0%
Floor & Decor Holdings, Inc. (1)	445,872	43,793,548	2.0%
O’Reilly Automotive, Inc. (1)	54,214	46,026,602	2.1%
Tractor Supply Co.	183,796	43,199,412	2.0%
Williams-Sonoma, Inc.	236,933	28,825,269	1.3%
		206,028,073	9.4%
Trading Companies & Distributors
Fastenal Co.	687,112	37,062,821	1.7%
Ferguson PLC	190,521	25,482,184	1.2%
Watsco, Inc.	131,230	41,752,137	1.9%
		104,297,142	4.8%
Total Common Stocks		2,139,295,257	98.0%
(Cost $1,515,262,913)

Short-Term Investment
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (2)	66,547,083	66,547,083	3.0%
Total Short-Term Investment		66,547,083	3.0%
(Cost $66,547,083)
Total Investments		2,205,842,340	101.0%
(Cost $1,581,809,996)
Liabilities in Excess of Other Assets		(22,303,435)	(1.0)%
TOTAL NET ASSETS		$2,183,538,905	100.0%

Notes to Schedule of Investments
(1) Non-Income Producing.
(2) Seven-Day Yield.
Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).
GICS® was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Baird Mid Cap Growth Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,139,295,257	$–	$–	$2,139,295,257
Total Equity	2,139,295,257	–	–	2,139,295,257
Short-Term Investment
Money Market Mutual Fund	66,547,083	–	–	66,547,083
Total Short-Term Investment	66,547,083	–	–	66,547,083
Total Investments*	$2,205,842,340	$–	$–	$2,205,842,340

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.